Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in gross carrying amounts of goodwill (in thousands)
Goodwill
October 1, 2017	$3,431
No activity	—
September 30, 2018	3,431
No activity	—
September 30, 2019	3,431
Danfair Transport acquisition	206
September 30, 2020	$3,637

Identifiable intangible assets gross amounts and accumulated amortization (in thousands)
	September 30, 2020		September 30, 2019
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
Customer value	4,440	3,492	4,004	3,303
Trade name	72	72	72	72
Non-compete	74	66	62	62
	$4,586	$3,630	$4,138	$3,437

Estimated amortization expense for five succeeding years (in thousands)
Amount
2021	$201
2022	201
2023	197
2024	133
2025	44
Total	$776